The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization	12 Months Ended
Dec. 31, 2025
The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization
The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization	The Date of Authorization for Issuance of the Financial Statements and Procedures for Authorization
These consolidated financial statements were authorized for issuance by the Board of Directors on March 13, 2026.